Schedule of cash and cash equivalents (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash in bank	$ 12,035,390	$ 1,931,174
Total	$ 12,035,390	$ 1,931,174